Quarterly Holdings Report
for
Fidelity® SAI Sustainable International Equity Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IEE-NPRT1-0426
1.9904874.103
Common Stocks - 96.4%
	Shares	Value ($)
AUSTRALIA - 4.0%
Financials - 2.0%
Capital Markets - 1.1%
Macquarie Group Ltd	10,689	1,579,317
Insurance - 0.9%
QBE Insurance Group Ltd	90,861	1,245,320
TOTAL FINANCIALS		2,824,637
Industrials - 0.8%
Commercial Services & Supplies - 0.8%
Brambles Ltd	76,779	1,197,617
Materials - 1.2%
Metals & Mining - 1.2%
IperionX Ltd (a)	316,807	1,621,473
TOTAL AUSTRALIA		5,643,727
AUSTRIA - 0.6%
Materials - 0.6%
Construction Materials - 0.6%
Wienerberger AG	23,668	782,731
BELGIUM - 3.1%
Financials - 1.0%
Banks - 1.0%
KBC Group NV	9,756	1,374,992
Health Care - 2.1%
Pharmaceuticals - 2.1%
UCB SA	9,612	2,909,922
TOTAL BELGIUM		4,284,914
CANADA - 1.7%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp	10,228	1,265,008
Information Technology - 0.8%
IT Services - 0.8%
Shopify Inc Class A (a)	8,671	1,137,772
TOTAL CANADA		2,402,780
DENMARK - 0.6%
Financials - 0.2%
Insurance - 0.2%
Tryg A/S	11,944	290,242
Health Care - 0.4%
Pharmaceuticals - 0.4%
Novo Nordisk A/S Series B	9,502	564,222
TOTAL DENMARK		854,464
FINLAND - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Fortum Oyj	29,532	697,140
FRANCE - 5.7%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Hermes International SCA	636	1,529,628
Consumer Staples - 1.5%
Food Products - 0.7%
Danone SA	13,038	1,021,657
Personal Care Products - 0.8%
L'Oreal SA	2,305	1,059,008
TOTAL CONSUMER STAPLES		2,080,665
Financials - 2.4%
Capital Markets - 1.1%
Amundi SA (b)(c)	16,945	1,505,427
Insurance - 1.3%
AXA SA	39,413	1,797,200
TOTAL FINANCIALS		3,302,627
Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
EssilorLuxottica SA	3,241	990,779
TOTAL FRANCE		7,903,699
GERMANY - 6.3%
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Auto1 Group SE (a)	37,116	1,227,473
Financials - 0.8%
Capital Markets - 0.7%
Deutsche Boerse AG	3,718	941,492
Insurance - 0.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	350	212,127
TOTAL FINANCIALS		1,153,619
Industrials - 1.8%
Air Freight & Logistics - 0.8%
Deutsche Post AG	20,774	1,161,858
Industrial Conglomerates - 1.0%
Siemens AG	4,519	1,366,231
TOTAL INDUSTRIALS		2,528,089
Information Technology - 0.3%
Software - 0.3%
SAP SE	2,568	513,005
Materials - 1.9%
Construction Materials - 1.9%
Heidelberg Materials AG	9,454	2,589,175
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Instone Real Estate Group SE (b)(c)	78,235	796,601
TOTAL GERMANY		8,807,962
HONG KONG - 1.8%
Financials - 1.8%
Insurance - 1.8%
AIA Group Ltd	216,205	2,494,461
INDIA - 0.4%
Financials - 0.4%
Banks - 0.4%
HDFC Bank Ltd ADR	15,646	506,617
IRELAND - 2.8%
Consumer Staples - 0.3%
Food Products - 0.3%
Kerry Group PLC Class A	4,567	404,929
Financials - 0.8%
Banks - 0.8%
AIB Group PLC	105,490	1,181,652
Industrials - 1.7%
Building Products - 1.7%
Kingspan Group PLC	26,662	2,322,880
TOTAL IRELAND		3,909,461
ITALY - 3.8%
Financials - 3.2%
Banks - 3.2%
Intesa Sanpaolo SpA	379,556	2,687,026
UniCredit SpA	19,691	1,715,993
TOTAL FINANCIALS		4,403,019
Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	7,656	911,587
TOTAL ITALY		5,314,606
JAPAN - 20.7%
Consumer Discretionary - 3.7%
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	146,852	869,443
Household Durables - 2.1%
Panasonic Holdings Corp	69,922	958,679
Sony Group Corp	86,079	1,897,862
		2,856,541
Specialty Retail - 1.0%
Fast Retailing Co Ltd	3,596	1,366,276
TOTAL CONSUMER DISCRETIONARY		5,092,260
Financials - 5.1%
Banks - 2.8%
Mizuho Financial Group Inc	20,083	871,962
Sumitomo Mitsui Financial Group Inc	84,513	2,974,051
		3,846,013
Financial Services - 1.8%
ORIX Corp	81,406	2,480,881
Insurance - 0.5%
Tokio Marine Holdings Inc	21,798	812,467
TOTAL FINANCIALS		7,139,361
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chugai Pharmaceutical Co Ltd	1,110	63,404
Industrials - 8.6%
Industrial Conglomerates - 3.8%
Hitachi Ltd	153,053	5,310,960
Trading Companies & Distributors - 4.8%
ITOCHU Corp	373,948	4,787,498
Marubeni Corp	51,882	1,714,761
		6,502,259
TOTAL INDUSTRIALS		11,813,219
Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.8%
Ibiden Co Ltd	22,687	1,206,327
IT Services - 1.3%
NEC Corp	52,116	1,754,487
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp	5,999	988,657
Disco Corp	1,516	646,196
		1,634,853
TOTAL INFORMATION TECHNOLOGY		4,595,667
TOTAL JAPAN		28,703,911
KOREA (SOUTH) - 1.4%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (a)	27,823	336,380
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	2,556	1,601,541
TOTAL KOREA (SOUTH)		1,937,921
NETHERLANDS - 9.4%
Communication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Koninklijke KPN NV	593,976	2,909,006
Financials - 2.7%
Banks - 2.7%
ING Groep NV	127,766	3,767,938
Information Technology - 4.6%
Semiconductors & Semiconductor Equipment - 4.6%
ASML Holding NV	4,500	6,452,577
TOTAL NETHERLANDS		13,129,521
NEW ZEALAND - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Contact Energy Ltd	73,970	416,424
PORTUGAL - 0.9%
Financials - 0.9%
Banks - 0.9%
Banco Comercial Portugues SA	1,197,540	1,297,995
SPAIN - 4.3%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	2,597	51,747
Financials - 2.7%
Banks - 2.7%
Banco Santander SA	183,103	2,337,872
CaixaBank SA	100,878	1,331,609
TOTAL FINANCIALS		3,669,481
Utilities - 1.6%
Electric Utilities - 1.6%
Iberdrola SA	99,113	2,228,333
Iberdrola SA	1,374	30,823
		2,259,156
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	1,657	25,140
TOTAL UTILITIES		2,284,296
TOTAL SPAIN		6,005,524
SWEDEN - 3.1%
Financials - 1.5%
Financial Services - 1.5%
Investor AB B Shares	54,738	2,109,018
Industrials - 1.0%
Machinery - 0.3%
Indutrade AB	19,843	465,583
Trading Companies & Distributors - 0.7%
AddTech AB B Shares	27,427	895,400
TOTAL INDUSTRIALS		1,360,983
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Lagercrantz Group AB B Shares	41,938	920,918
TOTAL SWEDEN		4,390,919
SWITZERLAND - 1.9%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	2,947	572,041
Industrials - 1.5%
Electrical Equipment - 1.5%
ABB Ltd	24,791	2,134,458
TOTAL SWITZERLAND		2,706,499
TAIWAN - 3.9%
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
MediaTek Inc	6,858	382,388
Taiwan Semiconductor Manufacturing Co Ltd	92,408	5,094,408

TOTAL TAIWAN		5,476,796
UNITED KINGDOM - 13.7%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	33,022	990,179
Household Durables - 0.2%
Bellway PLC	6,921	257,215
TOTAL CONSUMER DISCRETIONARY		1,247,394
Consumer Staples - 1.4%
Food Products - 0.3%
Cranswick PLC	7,323	527,074
Personal Care Products - 1.1%
Unilever PLC	21,532	1,464,810
TOTAL CONSUMER STAPLES		1,991,884
Financials - 3.5%
Banks - 1.2%
Lloyds Banking Group PLC	400,200	597,580
NatWest Group PLC	114,838	1,046,724
		1,644,304
Capital Markets - 1.3%
3i Group PLC	16,611	763,094
London Stock Exchange Group PLC	8,586	954,226
		1,717,320
Insurance - 1.0%
Admiral Group PLC	8,408	316,390
Aviva PLC	131,680	1,145,612
		1,462,002
TOTAL FINANCIALS		4,823,626
Health Care - 3.1%
Pharmaceuticals - 3.1%
Astrazeneca PLC	23,183	4,319,320
Industrials - 3.3%
Commercial Services & Supplies - 0.5%
Johnson Service Group PLC	356,724	686,301
Professional Services - 0.2%
RELX PLC	7,532	267,025
Trading Companies & Distributors - 2.6%
Diploma PLC	21,361	1,555,000
Howden Joinery Group PLC	177,098	2,028,319
		3,583,319
TOTAL INDUSTRIALS		4,536,645
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Grainger PLC	112,780	299,386
Utilities - 1.3%
Electric Utilities - 0.2%
SSE PLC	7,270	241,636
Multi-Utilities - 1.1%
National Grid PLC	92,958	1,579,315
TOTAL UTILITIES		1,820,951
TOTAL UNITED KINGDOM		19,039,206
UNITED STATES - 5.5%
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Alcon AG	20,790	1,678,691
Industrials - 2.6%
Electrical Equipment - 2.6%
Schneider Electric SE	12,548	3,597,536
Materials - 1.7%
Construction Materials - 1.7%
CRH PLC	5,316	650,731
Holcim AG	17,318	1,784,947
TOTAL MATERIALS		2,435,678
TOTAL UNITED STATES		7,711,905
TOTAL COMMON STOCKS (Cost $105,582,680)		134,419,183

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $3,498,082)	3.70	3,497,383	3,498,082

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $109,080,762)	137,917,265
NET OTHER ASSETS (LIABILITIES) - 1.1%	1,498,016
NET ASSETS - 100.0%	139,415,281

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,302,028 or 1.7% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,302,028 or 1.7% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,752,407	14,114,806	16,369,059	41,494	(72)	-	3,498,082	3,497,383	0.0%
Total	5,752,407	14,114,806	16,369,059	41,494	(72)	-	3,498,082

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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